Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses [Abstract]
Schedule of Accrued Expenses

Accrued expenses as of December 31, 2025 and 2024 consisted of the following:

	December 31, 2025	December 31, 2024
Transaction costs accrued for Cohen Capital Market	$1,003,500	$-
Board of directors’ fees	780,000	-
Other	42,689	24,219
Total accrued expenses	$1,826,189	$24,219